Risk Management and Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade accounts payable	$ 4,658	$ 4,746
Carrying Value [Member]
Cash and cash equivalent	4,960
Trade accounts receivable, net	409
Trade accounts payable	4,658
Long-term debt with variable interest rates, net	37,221
Long-term loans and promissory note with non-variable interest rates, net	29,000
Fair Value [Member]
Cash and cash equivalent	4,960
Trade accounts receivable, net	409
Trade accounts payable	4,658
Long-term debt with variable interest rates, net	37,221
Long-term loans and promissory note with non-variable interest rates, net	$ 29,000